INCOME TAXES (Details 3) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Deferred income tax assets
Non-capital losses and temporary differences related to working capital	4.0	1.8	3.1
Employee future benefits	3.7	3.3	3.4
Other	0.8	5.6	4.3
Gross	8.5	10.7	10.8
Valuation allowance	(8.5)	(10.7)	(10.8)
Deferred Tax Assets, Net	0	0	0